Decommissioning and other provisions - Summary of Decommissioning and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Current beginning balance	$ 3,338	$ 3,622
Non-current beginning balance	25,804	27,116
Decommissioning and other provision beginning balance	29,142	30,738
Additions	2,788	3,362
Amounts charged against provisions	(2,521)	(2,445)
Accretion expense	530	450
Disposals and liabilities classified as held for sale	(1,324)	(869)
Remeasurements and other movements	(952)	(1,703)
Currency translation differences	(908)	(391)
Change in decommissioning and other provisions	(2,387)	(1,596)
Current ending balance	2,910	3,338
Non-current ending balance	23,845	25,804
Decommissioning and other provision ending balance	26,755	29,142
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Current beginning balance	871	900
Non-current beginning balance	21,213	22,081
Decommissioning and other provision beginning balance	22,084	22,981
Additions	618	1,040
Amounts charged against provisions	(672)	(662)
Accretion expense	483	405
Disposals and liabilities classified as held for sale	(1,228)	(819)
Remeasurements and other movements	(182)	(609)
Currency translation differences	(818)	(252)
Change in decommissioning and other provisions	(1,799)	(897)
Current ending balance	856	871
Non-current ending balance	19,429	21,213
Decommissioning and other provision ending balance	20,285	22,084
Onerous contracts provision
Reconciliation of changes in other provisions [abstract]
Current beginning balance	653	532
Non-current beginning balance	1,029	1,207
Decommissioning and other provision beginning balance	1,682	1,739
Additions	620	229
Amounts charged against provisions	(661)	(264)
Accretion expense	13	14
Disposals and liabilities classified as held for sale	(66)	0
Remeasurements and other movements	(139)	(36)
Currency translation differences	35	0
Change in decommissioning and other provisions	(198)	(57)
Current ending balance	277	653
Non-current ending balance	1,207	1,029
Decommissioning and other provision ending balance	1,484	1,682
Legal
Reconciliation of changes in other provisions [abstract]
Current beginning balance	270	521
Non-current beginning balance	1,141	1,229
Decommissioning and other provision beginning balance	1,411	1,750
Additions	314	197
Amounts charged against provisions	(272)	(340)
Accretion expense	16	11
Disposals and liabilities classified as held for sale	(21)	(5)
Remeasurements and other movements	(44)	(196)
Currency translation differences	(3)	(6)
Change in decommissioning and other provisions	(10)	(339)
Current ending balance	224	270
Non-current ending balance	1,177	1,141
Decommissioning and other provision ending balance	1,401	1,411
Environmental
Reconciliation of changes in other provisions [abstract]
Current beginning balance	332	273
Non-current beginning balance	847	952
Decommissioning and other provision beginning balance	1,179	1,225
Additions	178	153
Amounts charged against provisions	(211)	(154)
Accretion expense	12	9
Disposals and liabilities classified as held for sale	(2)	(17)
Remeasurements and other movements	(78)	(11)
Currency translation differences	(27)	(26)
Change in decommissioning and other provisions	(128)	(46)
Current ending balance	321	332
Non-current ending balance	730	847
Decommissioning and other provision ending balance	1,051	1,179
Redundancy
Reconciliation of changes in other provisions [abstract]
Current beginning balance	410	673
Non-current beginning balance	235	265
Decommissioning and other provision beginning balance	645	938
Additions	226	991
Amounts charged against provisions	(372)	(733)
Accretion expense	1	1
Disposals and liabilities classified as held for sale	0	(1)
Remeasurements and other movements	(155)	(512)
Currency translation differences	(21)	(39)
Change in decommissioning and other provisions	(321)	(293)
Current ending balance	171	410
Non-current ending balance	153	235
Decommissioning and other provision ending balance	324	645
Other
Reconciliation of changes in other provisions [abstract]
Current beginning balance	802	723
Non-current beginning balance	1,339	1,382
Decommissioning and other provision beginning balance	2,141	2,105
Additions	832	752
Amounts charged against provisions	(333)	(292)
Accretion expense	5	10
Disposals and liabilities classified as held for sale	(7)	(27)
Remeasurements and other movements	(354)	(339)
Currency translation differences	(74)	(68)
Change in decommissioning and other provisions	69	36
Current ending balance	1,061	802
Non-current ending balance	1,149	1,339
Decommissioning and other provision ending balance	$ 2,210	$ 2,141